FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturity within one year
Committed maturities for liability payments
Bank debt	$ 1,500,909	$ 741,228
Bonds payable	50,498,809	340,767,980
Lease obligations	9,322,855	7,100,579
Contractual obligations (1)	37,520,505	127,611,501
Total	98,843,078	476,221,288
More than 1 year up to 2 years
Committed maturities for liability payments
Bonds payable	50,300,105	15,765,142
Lease obligations	4,988,159	2,854,106
Contractual obligations (1)	112,608,432	39,242,308
Total	167,896,696	57,861,556
More than 2 years up to 3 years
Committed maturities for liability payments
Bank debt	13,485,024	4,081,333
Bonds payable	43,475,786	16,478,664
Lease obligations	4,759,010	5,615,704
Contractual obligations (1)	18,110,929	5,973,129
Total	79,830,749	32,148,830
More than 3 years up to 4 years
Committed maturities for liability payments
Bonds payable	36,651,452	10,915,215
Lease obligations	2,689,598	6,887,353
Contractual obligations (1)	18,094,401	5,339,005
Total	57,435,451	23,141,573
More than 5 years
Committed maturities for liability payments
Bonds payable	1,348,382,985	720,209,139
Lease obligations	6,891,131	535,465
Contractual obligations (1)	3,491,360	4,950,895
Total	$ 1,358,765,476	$ 725,695,499